Segment Information (Tables)	12 Months Ended
Jul. 01, 2017
Segment Reporting [Abstract]
Summary of Segment Performance
The following table summarizes segment performance for fiscal 2017, fiscal 2016 and fiscal 2015:

	Coach	Stuart Weitzman	Corporate(1)	Total
	(millions)
Fiscal 2017
Net sales	$4,114.7	$373.6	$—	$4,488.3
Gross profit	2,855.0	226.1	—	3,081.1
Operating income (loss)	1,040.0	15.5	(268.1)	787.4
Income (loss) before provision for income taxes	1,040.0	15.5	(296.5)	759.0
Depreciation and amortization expense(2)	149.9	18.9	50.1	218.9
Total assets	1,937.1	628.4	3,266.1	5,831.6
Additions to long-lived assets(3)	170.5	20.2	92.4	283.1

	Coach	Stuart Weitzman	Corporate(1)	Total
	(millions)
Fiscal 2016
Net sales	$4,147.1	$344.7	$—	$4,491.8
Gross profit	2,848.9	202.4	—	3,051.3
Operating income (loss)	1,024.4	32.5	(403.4)	653.5
Income (loss) before provision for income taxes	1,024.4	32.5	(430.3)	626.6
Depreciation and amortization expense(2)	132.6	19.6	66.9	219.1
Total assets	1,975.5	631.2	2,286.0	4,892.7
Additions to long-lived assets(3)	210.2	11.5	174.7	396.4

	Coach	Stuart Weitzman	Corporate(1)	Total
	(millions)
Fiscal 2015
Net sales	$4,148.6	$43.0	$—	$4,191.6
Gross profit	2,888.7	19.9	—	2,908.6
Operating income (loss)	965.6	(4.6)	(343.0)	618.0
Income (loss) before provision for income taxes	965.6	(4.6)	(349.4)	611.6
Depreciation and amortization expense(2)	123.0	5.2	112.4	240.6
Total assets	1,809.2	602.6	2,255.1	4,666.9
Additions to long-lived assets(3)	170.5	1.5	27.3	199.3

(1) Corporate, which is not a reportable segment represents certain costs that are not directly attributable to a brand. These costs primarily represent administration and information systems expense. Furthermore, certain integration and acquisition costs as well as costs under the Company's Operational Efficiency Plan and Transformation Plan as described in Note 3, "Restructuring Activities," are included as Corporate expenses.

(2)
Depreciation and amortization expense includes $6.1 million of Operational Efficiency Plan charges for the fiscal year ended July 1, 2017. Depreciation and amortization expense includes $8.5 million of Operational Efficiency Plan and Transformation Plan charges for the fiscal year ended July 2, 2016. Depreciation and amortization expense includes $48.8 million of transformation-related charges for the fiscal year ended June 27, 2015. These charges are recorded as Corporate expenses.

Net Sales by Product Category
The following table shows net sales for each product category represented:

	Fiscal Year Ended
	July 1, 2017	% of Total	July 2, 2016	% of Total	June 27, 2015	% of Total
	(millions)
Women's Handbags	$2,308.0	52%	$2,392.9	53%	$2,389.6	57%
Men's	808.0	18	725.7	16	680.4	16
Women's Accessories	721.0	16	721.6	16	709.4	17
Women's Other Products	277.7	6	306.9	7	369.2	9
Total Coach	$4,114.7	92%	$4,147.1	92%	$4,148.6	99%
Stuart Weitzman brand(1)	373.6	8	344.7	8	43.0	1
Total Sales	$4,488.3	100%	$4,491.8	100%	$4,191.6	100%

(1)	The significant majority of sales for the Stuart Weitzman brand is attributable to women's footwear.

Geographical Area Information

	United States	Japan	Greater China(2)	Other(3)	Total
	(millions)
Fiscal 2017
Net sales(1)	$2,432.5	$572.8	$643.9	$839.1	$4,488.3
Long-lived assets	497.7	58.3	93.2	162.2	811.4
Fiscal 2016
Net sales(1)	$2,477.3	$559.8	$652.2	$802.5	$4,491.8
Long-lived assets	750.3	74.8	96.6	141.5	1,063.2
Fiscal 2015
Net sales(1)	$2,372.8	$545.6	$635.8	$637.4	$4,191.6
Long-lived assets	559.5	55.4	91.2	138.4	844.5

(1)	Includes net sales from our global travel retail business in locations within the specified geographic area.

(2)	Greater China includes mainland China, Hong Kong and Macau.

(3)
Other international sales reflect shipments to third-party distributors, primarily in East Asia, and sales from Company-operated stores and concession shop-in-shops in Canada, Europe, Taiwan, South Korea, Malaysia and Singapore.